Stockholders' Equity - Summary of Activity and Information Regarding Outstanding and Exercisable Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Options Outstanding, Beginning balance	5,797,185	3,664,966	1,627,000
Related party transaction, issued options	768,113	2,210,787	2,287,466
Options Outstanding, Exercised	(36,500)	(5,000)
Options Outstanding, Cancelled/forfeited	(16,888)	(73,568)	(249,500)
Options Outstanding, Ending balance	6,511,910	5,797,185	3,664,966	1,627,000
Options Outstanding, Options exercisable	5,443,036	5,012,181
Weighted Average Remaining Contractual Term in Years	7 years 4 months 2 days	8 years 7 months 2 days	9 years 1 month 17 days	9 years 3 months 18 days
Weighted Average Remaining Contractual Term in Years, Options exercisable	7 years 9 months 25 days	8 years 6 months 7 days
Weighted Average Exercise Price, Beginning balance	$ 2.22	$ 1.80	$ 1.80
Weighted Average Exercise Price, Granted	4.84	2.92	1.80
Weighted Average Exercise Price, Exercised	1.80	1.80
Weighted Average Exercise Price, Cancelled/forfeited	1.82	1.82	1.80
Weighted Average Exercise Price, Ending balance	2.53	2.22	$ 1.80	$ 1.80
Weighted Average Exercise Price, Options exercisable	$ 2.19	$ 1.91
Related party transaction, issued options value	$ 8,536,318	$ 38,784,352
Aggregate Intrinsic Value, Options exercisable	$ 7,664,470	$ 34,865,649